Fair Value Measurements - Fair value of the Company Financial Liabilities (Details) - USD ($) $ in Thousands	Jul. 02, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial liabilities
Warrant Liability - Private Placement Warrants	$ 77
Level 3
Financial liabilities
Financial liabilities		$ 30,756	$ 18,129
Recurring
Financial liabilities
Contingent consideration	26,556	30,756
Warrant Liability - Private Placement Warrants	77
Financial liabilities	26,633	30,756	$ 18,129
Recurring | Level 3
Financial liabilities
Contingent consideration	26,556	30,756
Warrant Liability - Private Placement Warrants	77
Financial liabilities	$ 26,633	$ 30,756